Equity Investments - Interest income and foreign exchange impact (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Difference between the carrying value of the investment and the underlying equity in the net assets	$ 62	$ 70